Leases Standard Adoption (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Jan. 01, 2019
Leases [Abstract]
Operating lease, weighted average discount rate, percent	4.07%	4.07%
Lessor, Operating Lease, Payments to be Received, Remainder of Fiscal Year	$ 191,571	$ 191,571
Finance Lease, Right-of-Use Asset, Amortization	64	128
Operating Lease, Payments		620
Operating lease, remaining 2019	745	745
Retain earning adjustment for adoption of ASC 842					$ 500
Capitalized initial lease costs		1,900	$ 2,900	$ 6,200
Payments excluded from lease consideration	1,300		$ 2,700	8,000
Accounts Receivable, Allowance for Credit Loss				2,900
Changes in rental income allowance	100	700
Finance Lease, Liability, Payments, Remainder of Fiscal Year	148	148
Lessee, Operating Lease, Liability, Payments, Due Year Two	1,174	1,174
Finance Lease, Liability, Payments, Due Year Two	295	295
Lessee, Operating Lease, Liability, Payments, Due Year Three	723	723
Finance Lease, Liability, Payments, Due Year Three	98	98
Lessee, Operating Lease, Liability, Payments, Due Year Four	684	684
Finance Lease, Liability, Payments, Due Year Four	26	26
Lessee, Operating Lease, Liability, Payments, Due Year Five	529	529
Finance Lease, Liability, Payments, Due Year Five	20	20
Lessee, Operating Lease, Liability, Payments, Due after Year Five	6,419	6,419
Finance Lease, Liability, Payments, Due after Year Five	15	15
Lessee, Operating Lease, Liability, Payments, Due	10,274	10,274
Finance Lease, Liability, Payment, Due	602	602
Operating Lease, Liability	6,790	6,790			$ 6,200
Finance Lease, Liability	581	581		$ 552
Operating lease, difference between undiscounted cash flows and PV of lease liabilities	3,484	3,484
Finance lease, difference between undiscounted cash flows and PV of lease liabilities	21	21
Finance Lease, Principal Payments		122
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability		1,444
Finance Lease, Interest Expense	4	9
Operating lease, costs	449	797
Short-term Lease, Cost	376	767
Lessor, Operating Lease, Payments to be Received, Two Years	360,997	360,997
Lessor, Operating Lease, Payments to be Received, Three Years	316,521	316,521
Lessor, Operating Lease, Payments to be Received, Four Years	274,713	274,713
Lessor, Operating Lease, Payments to be Received, Five Years	223,940	223,940
Lessor, Operating Lease, Payments to be Received, Thereafter	636,772	636,772
Lessor, Operating Lease, Payments to be Received	$ 2,004,514	$ 2,004,514